Derivative Instruments and the Fair Value of Financial Instruments (Details 1)	12 Months Ended
Dec. 31, 2014 shares
08/14/14
Derivatives, Fair Value [Line Items]
Next Equity Financing Minimum Shares Expected To Raise	1,000,000
Next Equity Financing Maximum Shares Expected To Raise	5,000,000
Next Equity Financing Target Date Of Raise	Dec. 31, 2014
Corporate Transaction Probability Of Initial Public Offering	50.00%
Corporate Transaction Compensation Shares Issued At Initial Public Offering	10.00%
Corporate Transaction Target Date Of Initial Public Offering	Mar. 31, 2015
Cash Needed If No Initial Public Offering	2,000,000
09/30/14
Derivatives, Fair Value [Line Items]
Next Equity Financing Minimum Shares Expected To Raise	1,000,000
Next Equity Financing Maximum Shares Expected To Raise	5,000,000
Next Equity Financing Target Date Of Raise	Dec. 31, 2014
Corporate Transaction Probability Of Initial Public Offering	60.00%
Corporate Transaction Compensation Shares Issued At Initial Public Offering	10.00%
Corporate Transaction Target Date Of Initial Public Offering	Mar. 31, 2015
Cash Needed If No Initial Public Offering	2,000,000
12/31/14
Derivatives, Fair Value [Line Items]
Next Equity Financing Minimum Shares Expected To Raise	1,000,000
Next Equity Financing Maximum Shares Expected To Raise	5,000,000
Next Equity Financing Target Date Of Raise	Dec. 31, 2014
Corporate Transaction Probability Of Initial Public Offering	70.00%
Corporate Transaction Compensation Shares Issued At Initial Public Offering	10.00%
Corporate Transaction Target Date Of Initial Public Offering	Mar. 31, 2015
Cash Needed If No Initial Public Offering	2,000,000
03/31/15
Derivatives, Fair Value [Line Items]
Next Equity Financing Minimum Shares Expected To Raise	686,320
Next Equity Financing Maximum Shares Expected To Raise	686,320
Next Equity Financing Target Date Of Raise	Mar. 31, 2015
Corporate Transaction Probability Of Initial Public Offering	80.00%
Corporate Transaction Compensation Shares Issued At Initial Public Offering	10.00%
Corporate Transaction Target Date Of Initial Public Offering	Jun. 30, 2015
Cash Needed If No Initial Public Offering	2,000,000